                        [CHUBB LETTERHEAD APPEARS HERE]



                                           May 12, 1997

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

       RE:  CHUBB SEPARATE ACCOUNT C
            File No. 33-72830

Commissioners:

      Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

      (1) the form of the prospectus that would have been filed under paragraph
(b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment of the Registration Statement on Form S-6; and

      (2) the text of the most recent Post-Effective Amendment was electronically filed on April 29, 1997.

                                             Sincerely,

                                             /s/ Charlene Grant

                                             Charlene Grant
                                             Assistant Counsel
cc:  Joan E. Boros, Esq.